Stockholders' Equity - Schedule of Nonvested Restricted Stock Units Activity (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Granted	2,860,880		2,616,345	440,915
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Unvested as of December 31, 2019		2,322,408
Granted		13,039,392	2,616,345
Vested		(3,810,645)	(293,937)
Forfeited		(3,871)
Unvested as of September 30, 2020		11,547,284	2,322,408
Unvested as of December 31, 2019		$ 5.79
Granted		13.41	$ 5.78
Vested		9.50	5.77
Forfeited		10.79
Unvested as of September 30, 2020		$ 13.17	$ 5.79